PROPERTY AND EQUIPMENT, NET (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER ASSETS
Total of gross carrying amount	$ 301,138	$ 279,791
Total of accumulated depreciation	(176,174)	(133,954)
Property and equipment, net	124,964	145,837
Depreciation expenses on property and equipment	43,702	48,014	$ 34,118
Computers and equipment
OTHER ASSETS
Total of gross carrying amount	106,128	105,426
Total of accumulated depreciation	(65,207)	(47,641)
Furniture and fixtures
OTHER ASSETS
Total of gross carrying amount	73,125	71,226
Total of accumulated depreciation	(49,115)	(37,414)
Office equipment
OTHER ASSETS
Total of gross carrying amount	72,133	65,927
Total of accumulated depreciation	(56,187)	(44,907)
Office building
OTHER ASSETS
Total of gross carrying amount	44,346	35,227
Total of accumulated depreciation	(4,273)	(3,223)
Vehicle
OTHER ASSETS
Total of gross carrying amount	5,406	1,985
Total of accumulated depreciation	$ (1,392)	$ (769)